Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2017
Statement of changes in equity [abstract]
Net of issuance expenses		$ 61	$ 61
Net of issuance expenses		1,865	1,865
Net of issuance expenses	$ 156	$ 156	$ 156